Intangible and tangible assets - Total property, plant and equipment (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment
Property, plant and equipment	$ 116,408	$ 113,324	$ 109,397	$ 111,971
Gross value/Cost
Property, plant and equipment
Property, plant and equipment	287,017	273,412	262,941
Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(170,609)	(160,088)	(153,544)
Exploration and production activities
Property, plant and equipment
Property, plant and equipment	93,296	94,783	91,800
Exploration and production activities | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	224,287	216,498	206,602
Exploration and production activities | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(130,991)	(121,715)	(114,802)
Exploration and production activities | Proved properties
Property, plant and equipment
Property, plant and equipment	79,937	71,837	62,223
Exploration and production activities | Proved properties | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	210,071	192,272	174,336
Exploration and production activities | Proved properties | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(130,134)	(120,435)	(112,113)
Exploration and production activities | Unproved properties
Property, plant and equipment
Property, plant and equipment	1,872	1,521	1,828
Exploration and production activities | Unproved properties | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	2,160	1,673	1,980
Exploration and production activities | Unproved properties | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(288)	(152)	(152)
Exploration and production activities | Work in progress
Property, plant and equipment
Property, plant and equipment	11,487	21,425	27,749
Exploration and production activities | Work in progress | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	12,056	22,553	30,286
Exploration and production activities | Work in progress | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(569)	(1,128)	(2,537)
Other (excluding exploration and production activities)
Property, plant and equipment
Property, plant and equipment	23,112	18,541	17,597
Other (excluding exploration and production activities) | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	62,730	56,914	56,339
Other (excluding exploration and production activities) | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(39,618)	(38,373)	(38,742)
Other (excluding exploration and production activities) | Land
Property, plant and equipment
Property, plant and equipment	2,034	1,127	1,157
Other (excluding exploration and production activities) | Land | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	2,826	1,775	1,809
Other (excluding exploration and production activities) | Land | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(792)	(648)	(652)
Other (excluding exploration and production activities) | Machinery, plant and equipment
Property, plant and equipment
Property, plant and equipment	11,199	9,171	7,780
Other (excluding exploration and production activities) | Machinery, plant and equipment | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	36,747	34,564	33,554
Other (excluding exploration and production activities) | Machinery, plant and equipment | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(25,548)	(25,393)	(25,774)
Other (excluding exploration and production activities) | Buildings
Property, plant and equipment
Property, plant and equipment	4,487	3,224	3,344
Other (excluding exploration and production activities) | Buildings | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	10,519	8,864	9,203
Other (excluding exploration and production activities) | Buildings | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(6,032)	(5,640)	(5,859)
Other (excluding exploration and production activities) | Work in progress
Property, plant and equipment
Property, plant and equipment	2,499	2,538	2,309
Other (excluding exploration and production activities) | Work in progress | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	2,501	2,540	2,310
Other (excluding exploration and production activities) | Work in progress | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	(2)	(2)	(1)
Other (excluding exploration and production activities) | Other
Property, plant and equipment
Property, plant and equipment	2,893	2,481	3,007
Other (excluding exploration and production activities) | Other | Gross value/Cost
Property, plant and equipment
Property, plant and equipment	10,137	9,171	9,463
Other (excluding exploration and production activities) | Other | Depreciation, amortization and impairment
Property, plant and equipment
Property, plant and equipment	$ (7,244)	$ (6,690)	$ (6,456)